Organization and Description of Business (Details) $ / shares in Units, $ in Millions	Jun. 03, 2022 USD ($) $ / shares shares	Mar. 31, 2023	Feb. 09, 2023	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 5
Initial public offering (in Dollars) | $	$ 25.0
Initial Public Offering [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	5,000,000
Ms. Yang Junli [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		55.50%
Ms. Ji An [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		8.30%
Ms. Chen Hong [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		4.00%
Mr. Li Jian [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		2.00%
ZYIL [Member]
Organization and Description of Business (Details) [Line Items]
Purchased equity interest percentage			100.00%
Zhong Yang Securities Limited [Member]
Organization and Description of Business (Details) [Line Items]
Registered capital amount						$ 2.3	$ 18,000,000
Zhong Yang Capital Limited [Member]
Organization and Description of Business (Details) [Line Items]
Registered capital amount				$ 0.6	$ 5,000,000